Borrowings - Schedule of Maturities of Long-term Debt (Detail) - Successor [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Line Items]
2015	$ 19.6	$ 40.1
2016	36.7	27.9
2017	29.6	27.9
2018	28.4	28.6
2019	27.7	27.9
Thereafter	3,500.2	3,562.3
Long-term debt	$ 3,642.2	$ 3,714.7